Trade and other payables (Tables)	6 Months Ended
Dec. 31, 2024
Trade and other payables
Schedule of trade and other payables

	31 December	30 June	31 December
	2024	2024	2023
	£’000	£’000	£’000
Trade payables	396,686	341,288	348,707
Other payables	11,587	9,734	10,274
Accrued expenses	56,279	52,257	49,139
Social security and other taxes	12,484	21,645	13,472
	477,036	424,924	421,592
Less: non-current portion
Trade payables	178,853	175,835	189,693
Other payables	585	59	198
Non-current trade and other payables	179,438	175,894	189,891
Current trade and other payables	297,598	249,030	231,701